Employee Benefit Plan	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
Q.	Employee Benefit Plan

The Company has a
401
(k) retirement plan (the “
401
(k) Plan”) that covers substantially all employees. The Company may
provide a discretionary match with a maximum amount of
4%
of the participant’s compensation, which vests immediately. The Company made matching contributions under the
401
(k) Plan of
$133,000
and
$212,000
 for the years ended
December 31, 2019
and
2018
, respectively.

The Company has a discretionary profit sharing plan (the “
Profit Sharing Plan”) that covers all employees. Employees become eligible participants in the Profit Sharing Plan once they have provided three
years of service to the Company. The Company made
no
contributions to the Profit Sharing Plan in
2019
or
2018.